Non-controlling interests (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Total	R$ 1,379,614	R$ 335,447
Rojo Entretenimento S.A.	9,385	11,226
Banco Hyundai Capital	380,036	324,819
Fit Economia de Energia S.A.	(20,682)	(4,382)
América Gestão Serviços em Energia S.A.	3,056	3,784
Santander SBAC II Renda Fixa Curto Prazo	R$ 1,007,819